Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements
The following tables set forth by level, within the fair value hierarchy, the Plan’s fair value measurements as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$194,265,965	$-	$-	$194,265,965
Money market funds	2,463,331	-	-	2,463,331
Common stocks	84,683,125	-	-	84,683,125
Self-directed brokerage	72,755,836	-	-	72,755,836

Total assets in the fair value hierarchy	$354,168,257	-	$-	354,168,257

Investments measured at net asset value (a)				1,208,912,399

Investments at fair value				$1,563,080,656

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$163,837,523	$-	$-	$163,837,523
Money market funds	1,018,031	-	-	1,018,031
Common stocks	105,625,358	-	-	105,625,358
Self-directed brokerage	58,434,089	-	-	58,434,089

Total assets in the fair value hierarchy	$328,915,001	-	$-	328,915,001

Investments measured at net asset value (a)				764,230,450

Investments at fair value				$1,093,145,451
(a)In accordance with FASB ASC Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.